The Saratoga Advantage Trust

Supplement dated April 17, 2006 to the Class A Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO, THE ADVISER” located on page 55 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Integrity Money Management, Inc. (“Integrity”). Stock selection for the Portfolio is made by the Equity Investment Management team, whose activities are overseen by the Investment Committee of Integrity.  The Portfolio is managed by a management team that consists of portfolio managers/analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is F. Martin Koenig.  Mr. Koenig is Chief Economist and Senior Portfolio Manager of Integrity.  Prior to joining Integrity in 2003, from 1989 forward, Mr. Koenig was Chairman, Chief Executive Officer and Chief Investment Officer of  Koenig Advisors.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 55 of the Prospectus.  The second paragraph under this section, with respect to the Energy & Basic Materials Portfolio, is deleted in its entirety and replaced with the following:

The Portfolio invests in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. The Advisor utilizes a quantitative approach  in selecting securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors or are trading at prices that the Adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.

Reference is made to the section entitled “ADVISERS” beginning on page 69 of this Prospectus.  The paragraph under this section, with respect to Caterpillar Investment Management Ltd., is deleted in its entirety and replaced with the following:

Integrity Money Management, Inc. ("Integrity"), a registered investment adviser, located at 1 Main Street North, Minot, North Dakota 58703, serves as the Adviser to the Energy & Basic Materials Portfolio.  As of March 31, 2006, Integrity had approximately $393 million in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2006 to the Class B Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO, THE ADVISER” located on page 53 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Integrity Money Management, Inc. (“Integrity”). Stock selection for the Portfolio is made by the Equity Investment Management team, whose activities are overseen by the Investment Committee of Integrity.  The Portfolio is managed by a management team that consists of portfolio managers/analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is F. Martin Koenig.  Mr. Koenig is Chief Economist and Senior Portfolio Manager of Integrity.  Prior to joining Integrity in 2003, from 1989 forward, Mr. Koenig was Chairman, Chief Executive Officer and Chief Investment Officer of Koenig Advisors.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 53 of the Prospectus.  The second paragraph under this section, with respect to the Energy & Basic Materials Portfolio, is deleted in its entirety and replaced with the following:

The Portfolio invests in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. The Advisor utilizes a quantitative approach  in selecting securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors or are trading at prices that the Adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.

Reference is made to the section entitled “ADVISERS” beginning on page 67 of this Prospectus.  The paragraph under this section, with respect to Caterpillar Investment Management Ltd., is deleted in its entirety and replaced with the following:

Integrity Money Management, Inc. ("Integrity"), a registered investment adviser, located at 1 Main Street North, Minot, North Dakota 58703, serves as the Adviser to the Energy & Basic Materials Portfolio.  As of March 31, 2006, Integrity had approximately $393 million in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2006 to the Class C Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO, THE ADVISER” located on page 51 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Integrity Money Management, Inc. (“Integrity”). Stock selection for the Portfolio is made by the Equity Investment Management team, whose activities are overseen by the Investment Committee of Integrity.  The Portfolio is managed by a management team that consists of portfolio managers/analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is F. Martin Koenig.  Mr. Koenig is Chief Economist and Senior Portfolio Manager of Integrity.  Prior to joining Integrity in 2003, from 1989 forward, Mr. Koenig was Chairman, Chief Executive Officer and Chief Investment Officer of Koenig Advisors.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 51 of the Prospectus.  The second paragraph under this section, with respect to the Energy & Basic Materials Portfolio, is deleted in its entirety and replaced with the following:

The Portfolio invests in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. The Advisor utilizes a quantitative approach  in selecting securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors or are trading at prices that the Adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.

Reference is made to the section entitled “ADVISERS” beginning on page 64 of this Prospectus.  The paragraph under this section, with respect to Caterpillar Investment Management Ltd., is deleted in its entirety and replaced with the following:

Integrity Money Management, Inc. ("Integrity"), a registered investment adviser, located at 1 Main Street North, Minot, North Dakota 58703, serves as the Adviser to the Energy & Basic Materials Portfolio.  As of March 31, 2006, Integrity had approximately $393 million in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2006 to the Class I Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “ENERGY & BASIC MATERIALS PORTFOLIO, THE ADVISER” located on page 55 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Integrity Money Management, Inc. (“Integrity”). Stock selection for the Portfolio is made by the Equity Investment Management team, whose activities are overseen by the Investment Committee of Integrity.  The Portfolio is managed by a management team that consists of portfolio managers/analysts.  The member of the team who is primarily responsible for the day-to-day management of the Portfolio is F. Martin Koenig.  Mr. Koenig is Chief Economist and Senior Portfolio Manager of Integrity.  Prior to joining Integrity in 2003, from 1989 forward, Mr. Koenig was Chairman, Chief Executive Officer and Chief Investment Officer of Koenig Advisors.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 55 of the Prospectus.  The second paragraph under this section, with respect to the Energy & Basic Materials Portfolio, is deleted in its entirety and replaced with the following:

The Portfolio invests in securities of companies that are deemed to be undervalued, and therefore are believed to offer above-average potential for capital appreciation. The Advisor utilizes a quantitative approach  in selecting securities of companies that are engaged in the energy, basic materials and other related businesses that are out of favor with investors or are trading at prices that the Adviser believes are below their true worth based on each company's potential earnings, asset values and dividend yield.

Reference is made to the section entitled “ADVISERS” beginning on page 68 of this Prospectus.  The paragraph under this section, with respect to Caterpillar Investment Management Ltd., is deleted in its entirety and replaced with the following:

Integrity Money Management, Inc. ("Integrity"), a registered investment adviser, located at 1 Main Street North, Minot, North Dakota 58703, serves as the Adviser to the Energy & Basic Materials Portfolio.  As of March 31, 2006, Integrity had approximately $393 million in assets under management.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2006 to the Class A Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “MID CAPITALIZATION PORTFOLIO, THE ADVISER” located on page 22 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”).  The Portfolio is advised by the firm’s Mid Cap Value team that consists of portfolio managers and analysts. The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Mark J. Roach and Dennis G. Alff.  Mark J. Roach is a portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 2002.  Before joining Vaughan Nelson, he was a security analyst with USAA Investment Management Company from 2001 to 2002 and an equity analyst with Fifth Third Bank from 1999 to 2001.  Dennis G. Alff joined Vaughan Nelson as a portfolio manager in March 2006.  Prior to joining the firm he was a Vice President in the Credit Arbitrage and Asset Investments department at Koch Capital Markets from 2001 to 2006.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 22 of the Prospectus.  The second and third paragraphs under this section, with respect to the Mid Capitalization Portfolio, are deleted in their entirety and replaced with the following:

The Adviser invests in mid capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood.

• use value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion;

• use fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 65 of this Prospectus.  The paragraph under the heading “EXCHANGE TRADED FUNDS.” is deleted in its entirety and replaced with the following:

The Health & Biotechnology Portfolio, International Equity Portfolio and Mid Capitalization Portfolio may invest up to 10% of its net assets in shares of various Exchange Traded Funds (“ETFs”) that seek to track performance of various portions or segments of the equity markets.  No more than 5% of a Portfolio’s net assets will be invested in any one ETF.

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 65 of this Prospectus.  The following paragraph is being added to this section:

REAL ESTATE INVESTMENT TRUSTS.   Real Estate Investment Trusts (“REITs”) pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A shareholder in the Portfolio, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

Reference is made to the section entitled “ADDITIONAL RISK INFORMATION” beginning on page 66 of this Prospectus.  The fourth sentence under the heading “EXCHANGE TRADED FUNDS” is deleted in its entirety and replaced with the following:

If the Health & Biotechnology Portfolio, International Equity Portfolio, and Mid Capitalization Portfolio invest in shares of ETFs it would, in addition to its own expenses, indirectly bear its ratable share of the ETF’s expenses (e.g., advisory, administrative or 12b-1 fees).

Reference is made to the section entitled “ADDITIONAL RISK INFORMATION” beginning on page 66 of this Prospectus The following information is being added to this section:

REAL ESTATE INVESTMENT TRUSTS (REITs).  REITs expose a portfolio to the risks of the real estate market.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies, competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  REITs may also be affected by risks similar to those associated with investment in debt securities, including changes in interest rates and the quality of credit extended.  REITs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type.  In addition, defaults on or sales of investments the REIT holds could reduce the cash flow needed to make distributions to investors.

Reference is made to the section entitled “ADVISERS” beginning on page 69 of this Prospectus.  The paragraph under this section, with respect to Caterpillar Investment Management Ltd., is deleted in its entirety and replaced with the following:

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), a registered investment adviser located at 600 Travis, Suite 6300, Houston, Texas 77002-3071, serves as the Adviser to the Mid Capitalization Portfolio.  Vaughan Nelson, which was founded in 1970, is an investment counseling firm staffed by experienced, research-oriented investment professionals.  The firm’s sole investment focus is managing equity and fixed income portfolios.  With $5.5 billion of assets under management as of March 31, 2006, Vaughan Nelson provides investment services to foundations, endowments, institutions, corporate pension funds, mutual funds and families/individuals.  Vaughan Nelson is an affiliate within IXIS Asset Management US Group, L.P., a group of investment management and related entities.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2006 to the Class B Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “MID CAPITALIZATION PORTFOLIO, THE ADVISER” located on page 20 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”).  The Portfolio is advised by the firm’s Mid Cap Value team that consists of portfolio managers and analysts. The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Mark J. Roach and Dennis G. Alff.  Mark J. Roach is a portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 2002.  Before joining Vaughan Nelson, he was a security analyst with USAA Investment Management Company from 2001 to 2002 and an equity analyst with Fifth Third Bank from 1999 to 2001.  Dennis G. Alff joined Vaughan Nelson as a portfolio manager in March 2006.  Prior to joining the firm he was a Vice President in the Credit Arbitrage and Asset Investments department at Koch Capital Markets from 2001 to 2006.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 20 of the Prospectus.  The second and third paragraphs under this section, with respect to the Mid Capitalization Portfolio, are deleted in their entirety and replaced with the following:

The Adviser invests in mid capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood.

• use value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion;

• use fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 63 of this Prospectus.  The paragraph under the heading “EXCHANGE TRADED FUNDS.” is deleted in its entirety and replaced with the following:

The Health & Biotechnology Portfolio, International Equity Portfolio and Mid Capitalization Portfolio may invest up to 10% of its net assets in shares of various Exchange Traded Funds (“ETFs”) that seek to track performance of various portions or segments of the equity markets.  No more than 5% of a Portfolio’s net assets will be invested in any one ETF.

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 63 of this Prospectus.  The following paragraph is being added to this section:

REAL ESTATE INVESTMENT TRUSTS.   Real Estate Investment Trusts (“REITs”) pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A shareholder in the Portfolio, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

Reference is made to the section entitled “ADDITIONAL RISK INFORMATION” beginning on page 64 of this Prospectus.  The fourth sentence under the heading “EXCHANGE TRADED FUNDS” is deleted in its entirety and replaced with the following:

If the Health & Biotechnology Portfolio, International Equity Portfolio, and Mid Capitalization Portfolio invest in shares of ETFs it would, in addition to its own expenses, indirectly bear its ratable share of the ETF’s expenses (e.g., advisory, administrative or 12b-1 fees).

Reference is made to the section entitled “ADDITIONAL RISK INFORMATION” beginning on page  64 of this Prospectus The following information is being added to this section:

REAL ESTATE INVESTMENT TRUSTS (REITs).  REITs expose a portfolio to the risks of the real estate market.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies, competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  REITs may also be affected by risks similar to those associated with investment in debt securities, including changes in interest rates and the quality of credit extended.  REITs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type.  In addition, defaults on or sales of investments the REIT holds could reduce the cash flow needed to make distributions to investors.

Reference is made to the section entitled “ADVISERS” beginning on page 67 of this Prospectus.  The paragraph under this section, with respect to Caterpillar Investment Management Ltd., is deleted in its entirety and replaced with the following:

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), a registered investment adviser located at 600 Travis, Suite 6300, Houston, Texas 77002-3071, serves as the Adviser to the Mid Capitalization Portfolio.  Vaughan Nelson, which was founded in 1970, is an investment counseling firm staffed by experienced, research-oriented investment professionals.  The firm’s sole investment focus is managing equity and fixed income portfolios.  With $5.5 billion of assets under management as of March 31, 2006, Vaughan Nelson provides investment services to foundations, endowments, institutions, corporate pension funds, mutual funds and families/individuals.  Vaughan Nelson is an affiliate within IXIS Asset Management US Group, L.P., a group of investment management and related entities.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2006 to the Class C Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “MID CAPITALIZATION PORTFOLIO, THE ADVISER” located on page 20 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”).  The Portfolio is advised by the firm’s Mid Cap Value team that consists of portfolio managers and analysts. The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Mark J. Roach and Dennis G. Alff.  Mark J. Roach is a portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 2002.  Before joining Vaughan Nelson, he was a security analyst with USAA Investment Management Company from 2001 to 2002 and an equity analyst with Fifth Third Bank from 1999 to 2001.  Dennis G. Alff joined Vaughan Nelson as a portfolio manager in March 2006.  Prior to joining the firm he was a Vice President in the Credit Arbitrage and Asset Investments department at Koch Capital Markets from 2001 to 2006.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 20 of the Prospectus.  The second and third paragraphs under this section, with respect to the Mid Capitalization Portfolio, are deleted in their entirety and replaced with the following:

The Adviser invests in mid capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood.

• use value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion;

• use fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

.

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 61 of this Prospectus.  The paragraph under the heading “EXCHANGE TRADED FUNDS.” is deleted in its entirety and replaced with the following:

The Health & Biotechnology Portfolio, International Equity Portfolio and Mid Capitalization Portfolio may invest up to 10% of its net assets in shares of various Exchange Traded Funds (“ETFs”) that seek to track performance of various portions or segments of the equity markets.  No more than 5% of a Portfolio’s net assets will be invested in any one ETF.

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 61 of this Prospectus.  The following paragraph is being added to this section:

REAL ESTATE INVESTMENT TRUSTS.   Real Estate Investment Trusts (“REITs”) pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A shareholder in the Portfolio, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

Reference is made to the section entitled “ADDITIONAL RISK INFORMATION” beginning on page 62 of this Prospectus.  The fourth sentence under the heading “EXCHANGE TRADED FUNDS” is deleted in its entirety and replaced with the following:

If the Health & Biotechnology Portfolio, International Equity Portfolio, and Mid Capitalization Portfolio invest in shares of ETFs it would, in addition to its own expenses, indirectly bear its ratable share of the ETF’s expenses (e.g., advisory, administrative or 12b-1 fees).

Reference is made to the section entitled “ADDITIONAL RISK INFORMATION” beginning on page 62 of this Prospectus The following information is being added to this section:

REAL ESTATE INVESTMENT TRUSTS (REITs).  REITs expose a portfolio to the risks of the real estate market.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies, competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  REITs may also be affected by risks similar to those associated with investment in debt securities, including changes in interest rates and the quality of credit extended.  REITs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type.  In addition, defaults on or sales of investments the REIT holds could reduce the cash flow needed to make distributions to investors.

Reference is made to the section entitled “ADVISERS” beginning on page 64 of this Prospectus.  The paragraph under this section, with respect to Caterpillar Investment Management Ltd., is deleted in its entirety and replaced with the following:

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), a registered investment adviser located at 600 Travis, Suite 6300, Houston, Texas 77002-3071, serves as the Adviser to the Mid Capitalization Portfolio.  Vaughan Nelson, which was founded in 1970, is an investment counseling firm staffed by experienced, research-oriented investment professionals.  The firm’s sole investment focus is managing equity and fixed income portfolios.  With $5.5 billion of assets under management as of March 31, 2006, Vaughan Nelson provides investment services to foundations, endowments, institutions, corporate pension funds, mutual funds and families/individuals.  Vaughan Nelson is an affiliate within IXIS Asset Management US Group, L.P., a group of investment management and related entities.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 17, 2006 to the Class I Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “MID CAPITALIZATION PORTFOLIO, THE ADVISER” located on page 22 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”).  The Portfolio is advised by the firm’s Mid Cap Value team that consists of portfolio managers and analysts. The portfolio managers on the team that are jointly and primarily responsible for the day-to-day management of the Portfolio are Mark J. Roach and Dennis G. Alff.  Mark J. Roach is a portfolio manager at Vaughan Nelson and has been associated with Vaughan Nelson since 2002.  Before joining Vaughan Nelson, he was a security analyst with USAA Investment Management Company from 2001 to 2002 and an equity analyst with Fifth Third Bank from 1999 to 2001.  Dennis G. Alff joined Vaughan Nelson as a portfolio manager in March 2006.  Prior to joining the firm he was a Vice President in the Credit Arbitrage and Asset Investments department at Koch Capital Markets from 2001 to 2006.

Reference is made to the section entitled “PRINCIPAL INVESTMENT STRATEGY” located on page 22 of the Prospectus.  The second and third paragraphs under this section, with respect to the Mid Capitalization Portfolio, are deleted in their entirety and replaced with the following:

The Adviser invests in mid capitalization companies with a focus on absolute return using a bottom-up value oriented investment process. The Adviser seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

• companies earning a positive economic margin with stable-to-improving returns;

• companies valued at a discount to their asset value; and

• companies with an attractive dividend yield and minimal basis risk.

In selecting investments, the Adviser generally employs the following strategy:

• value driven investment philosophy that selects stocks selling at attractive values based upon business fundamentals, economic margin analysis, discounted cash flow models and historical valuation multiples. The Adviser reviews companies that it believes are out-of-favor or misunderstood.

• use value-driven screens to create a research universe of companies with market capitalizations of at least $1 billion;

• use fundamental and risk analysis to construct a portfolio of securities that the Adviser believes has an attractive return potential.

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 64 of this Prospectus.  The paragraph under the heading “EXCHANGE TRADED FUNDS.” is deleted in its entirety and replaced with the following:

The Health & Biotechnology Portfolio, International Equity Portfolio and Mid Capitalization Portfolio may invest up to 10% of its net assets in shares of various Exchange Traded Funds (“ETFs”) that seek to track performance of various portions or segments of the equity markets.  No more than 5% of a Portfolio’s net assets will be invested in any one ETF.

Reference is made to the section entitled “ADDITIONAL INVESTMENT STRATEGY INFORMATION” beginning on page 64 of this Prospectus.  The following paragraph is being added to this section:

REAL ESTATE INVESTMENT TRUSTS.   Real Estate Investment Trusts (“REITs”) pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. A shareholder in the Portfolio, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs.

Reference is made to the section entitled “ADDITIONAL RISK INFORMATION” beginning on page 65 of this Prospectus.  The fourth sentence under the heading “EXCHANGE TRADED FUNDS” is deleted in its entirety and replaced with the following:

If the Health & Biotechnology Portfolio, International Equity Portfolio, and Mid Capitalization Portfolio invest in shares of ETFs it would, in addition to its own expenses, indirectly bear its ratable share of the ETF’s expenses (e.g., advisory, administrative or 12b-1 fees).

Reference is made to the section entitled “ADDITIONAL RISK INFORMATION” beginning on page  65 of this Prospectus The following information is being added to this section:

REAL ESTATE INVESTMENT TRUSTS (REITs).  REITs expose a portfolio to the risks of the real estate market.  These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies, competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  REITs may also be affected by risks similar to those associated with investment in debt securities, including changes in interest rates and the quality of credit extended.  REITs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type.  In addition, defaults on or sales of investments the REIT holds could reduce the cash flow needed to make distributions to investors.

Reference is made to the section entitled “ADVISERS” beginning on page 68 of this Prospectus.  The paragraph under this section, with respect to Caterpillar Investment Management Ltd., is deleted in its entirety and replaced with the following:

Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”), a registered investment adviser located at 600 Travis, Suite 6300, Houston, Texas 77002-3071, serves as the Adviser to the Mid Capitalization Portfolio.  Vaughan Nelson, which was founded in 1970, is an investment counseling firm staffed by experienced, research-oriented investment professionals.  The firm’s sole investment focus is managing equity and fixed income portfolios.  With $5.5 billion of assets under management as of March 31, 2006, Vaughan Nelson provides investment services to foundations, endowments, institutions, corporate pension funds, mutual funds and families/individuals.  Vaughan Nelson is an affiliate within IXIS Asset Management US Group, L.P., a group of investment management and related entities.

Please retain this supplement for future reference.